CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parentheticals) (USD $)	12 Months Ended
	Sep. 30, 2011	Mar. 31, 2013	Sep. 30, 2012
Statement Of Stockholders Equity [Abstract]
Cash dividend declared, per share (in dollars per share)	$ 0.10
Shares purchased (in shares)	7,977
ESOP shares committed to be released, shares (in shares)	22,620	11,310	22,620